Segment Reporting	6 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

Before March 31, 2021, the Company’s CODM, chief executive officer, measures the performance of the Company based on metrics of revenue only and doesn’t focus on any profit of the business. Starting from April 1, 2021, the Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and gross profit and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets and operating expenses to its segments as the CODM does not evaluate the performance of segments using asset and operating expenses information.

For the six months ended September 30, 2022, the Company has determined that it operates in four operating segments: (1) Healthcare products; (2) Automobile; (3) Online store; and (4) Internet information and advertising service. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different marketing strategies.

The following tables present the summary of each reportable segment’s revenue and gross profit, which is considered as a segment operating performance measure, for the six months ended September 30, 2022:

	Six months ended September 30, 2022
	Healthcare products	Automobile	Online store	Internet information and advertising service	Consolidated
Revenues	$28,103,868	$16,037,762	$8,093,778	$754,600	$52,990,008
Cost	$(26,249,334)	$(15,722,861)	$(7,740,129)	$(747,818)	$(50,460,142)
Segment gross profit	$1,854,534	$314,901	$353,649	$6,782	$2,529,866
Segment gross profit margin	6.6%	2.0%	4.4%	0.9%	4.8%